Share-based payment arrangements - Significant Subsidiary Plans - Vedanta 2010 Plan (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) yr $ / shares shares	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	6.16	6.11	5.81
Expected volatility	41.05%	41.25%	35.68%
Risk-free interest rate	1.06%	0.53%	1.85%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	1.87	1.72	2.23
Share-based payment expense	13,950,000	10,718,000	14,468,000
Vedanta Biosciences
Significant Subsidiary Plan [Line Items]
Expected dividend yield	$ 0	$ 0	0
Share price at grant date | $ / shares		$ 19.59
Vedanta Biosciences | Stock Incentive Plan [Member]
Significant Subsidiary Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Approved For Issuance | shares	2,797,055
Share-based Compensation Arrangement by Share-based Payment Award, Shares Remaining Available For Issuance | shares	747,270
Share-based payment expense	$ 5,400,000	$ 2,400,000	$ 1,700,000
Bottom of range [member] | Vedanta Biosciences
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	6.00	6.00	5.86
Expected volatility	88.05%	89.24%	89.24%
Risk-free interest rate	0.96%	0.32%	1.73%
Grant date fair value	$ 13.84	$ 13.09	$ 14.12
Share price at grant date | $ / shares	$ 19		$ 18.71
Top of range [member] | Vedanta Biosciences
Significant Subsidiary Plan [Line Items]
Expected terms (in years) | yr	7.11	10.00	6.07
Expected volatility	88.59%	95.46%	95.46%
Risk-free interest rate	1.32%	0.87%	1.88%
Grant date fair value	$ 16.23	$ 16.54	$ 15.61
Share price at grant date | $ / shares	$ 21.35		$ 19.94